KEATING ACTIVE ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

COMMON STOCKS - 67.6%	Shares	Value
Communication Services - 9.7%
Alternative Carriers - 3.1%
Liberty Global Ltd. - Class C (a)	272,367	$3,036,892

Integrated Telecommunication Services - 2.8%
Verizon Communications, Inc.	69,297	2,753,863

Wireless Telecommunication Services - 3.8%
Vodafone Group PLC - ADR	316,150	3,809,607
Total Communication Services		9,600,362

Consumer Staples - 17.0%
Brewers - 2.5%
Molson Coors Beverage Co. - Class B	56,750	2,481,110

Consumer Staples Merchandise Retail - 3.0%
Carrefour SA - ADR	984,970	2,984,459

Food Retail - 4.2%
J. Sainsbury PLC - ADR	226,790	4,159,329

Packaged Foods & Meats - 3.6%
Cal-Maine Foods, Inc.	16,381	1,438,252
Lamb Weston Holdings, Inc.	35,083	2,165,673
		3,603,925
Personal Care Products - 2.8%
Unilever PLC - ADR	46,212	2,781,500

Tobacco - 0.9%
Philip Morris International, Inc.	6,374	919,960
Total Consumer Staples		16,930,283

Energy - 15.0%
Integrated Oil & Gas - 8.9%
Equinor ASA - ADR (b)	119,585	2,865,257
Exxon Mobil Corp.	9,567	1,094,082
Suncor Energy, Inc. (b)	58,010	2,309,378
TotalEnergies SE - ADR (b)	41,723	2,596,839
		8,865,556
Oil & Gas Equipment & Services - 2.9%
Oceaneering International, Inc. (a)	125,489	2,922,639

KEATING ACTIVE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 67.6% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 3.2%
Talos Energy, Inc. (a)	322,779	$3,166,462
Total Energy		14,954,657

Financials - 1.3%
Life & Health Insurance - 1.3%
Aflac, Inc.	12,342	1,322,939

Health Care - 5.6%
Pharmaceuticals - 5.6%
GSK PLC - ADR (b)	80,942	3,792,942
Johnson & Johnson	9,245	1,746,103
Total Health Care		5,539,045

Industrials - 3.3%
Aerospace & Defense - 2.7%
Lockheed Martin Corp.	5,512	2,711,243

Air Freight & Logistics - 0.6%
United Parcel Service, Inc. - Class B	5,548	534,938
Total Industrials		3,246,181

Materials - 15.7%
Gold - 15.7%
Agnico Eagle Mines Ltd. (b)	42,644	6,857,582
Barrick Mining Corp.	194,685	6,385,668
Pan American Silver Corp.	65,821	2,317,557
Total Materials		15,560,807
TOTAL COMMON STOCKS (Cost $48,635,850)		67,154,274

EXCHANGE TRADED FUNDS - 31.4%
iShares 0-5 Year TIPS Bond ETF (c)	301,847	31,156,647
TOTAL EXCHANGE TRADED FUNDS (Cost $30,152,785)		31,156,647

REAL ESTATE INVESTMENT TRUSTS - 0.7%
Real Estate - 0.7%
Timber REITs - 0.7%
Weyerhaeuser Co.	33,434	768,982
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $891,833)		768,982

KEATING ACTIVE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS	Units	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24% (d)	13,878,858	$13,878,858
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,878,858)		13,878,858

MONEY MARKET FUNDS - 0.2%	Shares
First American Government Obligations Fund - Class X, 4.03% (d)	195,014	195,014
TOTAL MONEY MARKET FUNDS (Cost $195,014)		195,014

TOTAL INVESTMENTS - 113.9% (Cost $93,754,340)		$113,153,775
Liabilities in Excess of Other Assets - (13.9)%		(13,847,798)
TOTAL NET ASSETS - 100.0%		$99,305,977

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $13,547,009.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

KEATING ACTIVE ETF

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

Keating Active ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

DESCRIPTION	INVESTMENTS MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$—	$67,154,274	$—	$—	$67,154,274
Exchange Traded Funds	—	31,156,647	—	—	31,156,647
Real Estate Investment Trusts	—	768,982	—	—	768,982
Investment Purchased with Proceeds from Securities Lending	13,878,858	—	—	—	13,878,858
Money Market Funds	—	195,014	—	—	195,014
Total Investments	$13,878,858	$99,274,917	$—	$—	$113,153,775

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $13,878,858 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

During the fiscal period ended October 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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